Summary of Significant Accounting Policies - Schedule of Balances and Amounts of VIEs and Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2021 USD ($)
ASSETS
Total current assets	¥ 516,842		¥ 616,218		$ 79,846
Total non-current assets	450,351		421,398		69,574
TOTAL ASSETS	967,193		1,037,616		149,420
LIABILITIES
Total current liabilities	226,988		213,018		35,067
Total non-current liabilities	93,817		149,646		14,494
TOTAL LIABILITIES	320,805		362,664		49,561
Total revenue	280,282	$ 43,300	389,049	¥ 335,643
Operating income (loss)	(36,475)	(5,635)	(131,037)	1,132
Net loss	(27,886)	(4,307)	(109,569)	(1,470)
Net cash provided by operating activities	31,124	4,808	82,195	53,147
Net cash used in investing activities	(68,004)	(10,506)	(98,746)	(187,217)
Net cash provided by financing activities	198	30	(26,417)	(561)
VIEs
ASSETS
Total current assets	143,671		108,009		22,196
Total non-current assets	236,098		302,448		36,474
TOTAL ASSETS	379,769		410,457		58,670
LIABILITIES
Total current liabilities	220,079		202,353		34,000
Total non-current liabilities	80,501		138,003		12,436
TOTAL LIABILITIES	300,580		340,356		$ 46,436
Total revenue	280,282	43,300	389,049	335,643
Operating income (loss)	(13,652)	(2,109)	(101,126)	24,929
Net loss	(5,529)	(854)	(96,977)	25,834
Net cash provided by operating activities	43,753	6,759	54,778	119,185
Net cash used in investing activities	(33,758)	(5,215)	(29,206)	(151,373)
Net cash provided by financing activities	¥ 198	$ 30	¥ 724	¥ 3,897